Earnings per Share	12 Months Ended
Dec. 31, 2017
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Earnings per Share
22)	EARNINGS PER SHARE

Basic earnings per share is calculated by dividing net income attributable to ordinary equity holders of the Parent Company (the numerator) by the weighted average number of shares outstanding (the denominator) during the period. Shares that would be issued depending only by the passage of time should be included in the determination of the basic weighted average number of shares outstanding. Diluted earnings per share should reflect in both, the numerator and denominator, the assumption that convertible instruments are converted, that options or warrants are exercised, or that ordinary shares are issued upon the satisfaction of specified conditions, to the extent that such assumption would led to a reduction in basic earnings per share or an increase in basic loss per share, otherwise, the effects of potential shares are not considered because they generate antidilution.

The amounts considered for calculations of earnings per share in 2017, 2016 and 2015 were as follows:

	2017		2016	2015
Denominator (thousands of shares)
Weighted average number of shares outstanding[1]		43,107,457	42,211,409	41,491,672
Capitalization of retained earnings[2]		1,687,295	1,687,295	1,687,295
Effect of dilutive instruments — mandatorily convertible securities (note 16.2)[3]		708,153	708,153	708,153

Weighted average number of shares — basic		45,502,905	44,606,857	43,887,120
Effect of dilutive instruments — share-based compensation (note 21)[3]		237,102	226,972	171,747
Effect of potentially dilutive instruments — optionally convertible securities (note 16.2)[3]		2,698,600	3,834,458	5,065,605

Weighted average number of shares — diluted		48,438,607	48,668,287	49,124,472

Numerator
Net income from continuing operations	Ps	13,139	14,438	1,096
Less: non-controlling interest net income		1,417	1,173	923

Controlling interest net income from continuing operations		11,722	13,265	173
Plus: after tax interest expense on mandatorily convertible securities		91	119	144

Controlling interest net income from continuing operations — for basic earnings per share calculations		11,813	13,384	317
Plus: after tax interest expense on optionally convertible securities		903	1,079	1,288

Controlling interest net income from continuing operations — for diluted earnings per share calculations	Ps	12,716	14,463	1,605

Net income from discontinued operations	Ps	3,499	768	1,028

Basic earnings per share
Controlling interest basic earnings per share	Ps	0.34	0.32	0.03
Controlling interest basic earnings per share from continuing operations		0.26	0.30	0.01
Controlling interest basic earnings per share from discontinued operations		0.08	0.02	0.02

Controlling interest diluted earnings per share [4]
Controlling interest diluted earnings per share	Ps	0.34	0.32	0.03
Controlling interest diluted earnings per share from continuing operations		0.26	0.30	0.01
Controlling interest diluted earnings per share from discontinued operations		0.08	0.02	0.02

1	The weighted average number of shares outstanding in 2016 and 2015 reflects the shares issued as a result of the capitalization of retained earnings declared on March 2016 and March 2015, as applicable (note 20.1).
2	According to resolution of the Parent Company’s stockholders’ meeting on March 30, 2017.
3	The number of CPOs to be issued under the executive share-based compensation programs, as well as the total amount of CPOs committed for issuance in the future under the mandatorily and optionally convertible securities, are computed from the beginning of the reporting period. The number of shares resulting from the executives’ stock option programs is determined under the inverse treasury method.
4	For 2017, 2016 and 2015, the effects on the denominator and numerator of potential dilutive shares generate antidilution; therefore, there is no change between the reported basic earnings per share and diluted earnings per share.